                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Municipal Investment Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

FUND REPORT

For the year ended October 31, 2005

MARKET CONDITIONS

Throughout the 12-month period ended October 31, 2005, economic reports continued to show moderate growth, sustained consumer spending, and reasonable gains in employment. Although core inflation (which excludes food and energy) remained benign, inflationary concerns mounted during the summer as heavy demand and geopolitical events drove oil prices to protracted highs. September brought heightened uncertainty in the wake of the unprecedented devastation caused by Hurricanes Rita and Katrina. The immediate economic impact was a major disruption of the nation's energy infrastructure. However, in the weeks that followed, economists generally agreed that an initial slowdown would be followed by stimulus to growth from reconstruction.

The Federal Open Market Committee (the "Fed") continued the "measured" rate tightening cycle it began in June of 2004, raising the federal funds target rate eight times during the 12-month period. As a result, the rate moved from 1.75 percent to 3.75 percent, a four-year high. Yet, as the period closed, signals from the Fed supported investors' expectations of additional increases.

Although yields on short maturity bonds rose in response to the Fed's actions, the yields of long-term municipal bonds were lower to unchanged. Representative yields on 30-year AAA rated municipal bonds declined from 4.60 percent at the start of the period to a low of 4.25 percent in the summer, returning to 4.60 percent at the end of October. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. In this environment, the benefits of leveraged investment strategies proved less advantageous (Leverage involves borrowing at short-term rates to purchase longer-term securities, thereby taking advantage of the differential between short- and long-term yields). Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight.

Lower yields during most of the year led to a surge in refinancing activity, and municipal issuance remained strong. New issue volume increased by 12 percent to a record $336 billion during the first 10 months of the calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 35 percent of total issuance, up from 24 percent in the first 10 months of 2004. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 97 percent during the period and moved as high as 102 percent in June (Higher ratios indicate increased relative attractiveness of municipal bonds). As a result, institutional investors that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase tax-exempt bonds.

PERFORMANCE ANALYSIS

For the 12-month period ended October 31, 2005, the net asset value (NAV) of Morgan Stanley Quality Municipal Investment Trust (IQT) decreased from $15.64 to $15.29 per share. IQT paid tax-free dividends totaling $0.8075 per share and a long-term capital gain distribution of $0.134737 per share. The Trust's total NAV return was 4.68 percent. IQT's value on the New York Stock Exchange (NYSE) moved from $13.99 to $13.62 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust's total market return was 4.24 percent. On October 31, 2005, IQT's NYSE market price was at a 10.92 percent discount to its NAV. During the 12-month period ended October 31, 2005, the Trust purchased and retired 601,569 shares of common stock at a weighted average market discount of 11.67 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2005, declared in September were decreased from $0.0675 to $0.065 per share. The new dividend reflects the current level of the Trust's net investment income. IQT's level of undistributed net investment income was $0.096 per share on October 31, 2005, versus $0.083 per share 12 months earlier.(1)

During the period, the Trust maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. The Trust's duration* (a measure of interest rate sensitivity) was positioned defensively throughout the period. Overall, this duration stance tempered total returns early in the fiscal period when rates declined, but helped total returns as rates rose. Reflecting leverage, the Trust's option-adjusted duration was 10.5 years at the end of the reporting period. IQT's credit profile remained high, with nearly 80 percent of the bonds in the portfolio rated AA or higher. Consistent with a commitment to diversification, the Trust's net assets of approximately $334 million, including preferred shares, were invested among 15 long-term sectors and 81 credits.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 12-month period, ARPS leverage contributed approximately $0.16 per share to common-share earnings. The Trust has two ARPS series totaling $105 million, representing 31 percent of net assets, including preferred shares.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.
---------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Trust in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

   TOP FIVE SECTORS
   Water & Sewer                                       25.8%
   Transportation Facilities                           25.6%
   General Obligation                                  19.9%
   Electric                                            16.8%
   Refunded                                            13.1%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                            68%
   Aa/AA                                              11%
   A/A                                                15%
   Baa/BBB                                             5%
   N/R                                                 1%

Data as of October 31, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY TRUST PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE TRUST'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO TRUST SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY TRUST ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE TRUST'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of October 31, 2005


WEIGHTED AVERAGE MATURITY: 18 YEARS(A)

0-5                                                                                6
6-10                                                                               7
11-15                                                                             26
16-20                                                                             26
21-25                                                                             15
26-30                                                                             17
30+                                                                                3

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     0.6%
Alaska.................     2.1
Arizona................     1.9
California.............    11.1
Colorado...............     2.2
District of Columbia...     1.1
Florida................     8.1
Georgia................     7.0
Hawaii.................     2.4
Illinois...............     2.4
Indiana................     1.8%
Kentucky...............     3.6
Maryland...............     3.4
Massachusetts..........     0.3
Michigan...............     2.0
Missouri...............     0.3
Nebraska...............     0.6
Nevada.................     1.6
New Jersey.............     5.5
New York...............    11.0
North Carolina.........     1.6%
Ohio...................     1.0
Oregon.................     2.6
Pennsylvania...........     6.1
South Carolina.........     3.3
Texas..................    12.7
Utah...................     1.2
Virginia...............     1.2
Washington.............     2.2
Joint Exemption*.......    (0.9)
                          -----
Total+.................   100.0%
                          =====

---------------------

+ Does not include open short futures contracts with an underlying face amount of $12,758,126 with unrealized appreciation of $212,139.

*   Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of October 31, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

-------                                                                            -
2005(A)                                                                            3
2006                                                                              2.00
2007                                                                              0.00
2008                                                                              2.00
2009                                                                              4.00
2010                                                                              5.00
2011                                                                             19.00
2012                                                                             22.00
2013                                                                             13.00
2014                                                                             16.00
2015+                                                                            14.00

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.1%

2005(a)                                                                           6.4
2006                                                                              6.6
2007                                                                              0.0
2008                                                                              5.8
2009                                                                              5.5
2010                                                                              5.3
2011                                                                              5.1
2012                                                                              5.1
2013                                                                              4.8
2014                                                                              5.0
2015+                                                                             4.6

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.4% on 3% of the long-term portfolio that is callable in 2005.

    Portfolio structure is subject to change.

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (140.1%)
            General Obligation (19.9%)
$  4,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)...........   0.00%    06/30/09  $   3,498,120
   3,000    California, Various Purpose dtd 05/01/03.................   5.00     02/01/24      3,090,090
   4,000    City & County of San Francisco, California, Laguna Honda
              Hospital Ser 2005 I (FSA)..............................   5.00     06/15/30      4,111,200
   2,000    Los Angeles, California, Ser 2004 A (MBIA)...............   5.00     09/01/24      2,086,180
            Florida State Board of Education,
   6,890      Capital Outlay Refg Ser 2001 D.........................   5.375    06/01/18      7,464,419
   3,000      Capital Outlay Refg 2002 Ser C (MBIA)..................   5.00     06/01/20      3,146,640
   7,000    New Jersey, 2001 Ser H++.................................   5.25     07/01/19      7,708,121
            New York, New York,
   2,500      2006 Ser F.............................................   5.00     09/01/23      2,577,225
   2,000      2005 Ser G.............................................   5.00     12/01/23      2,058,020
     345    Oregon, Veterans' Welfare Ser 75.........................   6.00     04/01/27        351,972
            Pennsylvania,
   1,000      First Ser 2003 RITES PA-1112 A (MBIA)..................  6.571++   01/01/18      1,108,770
   1,000      First Ser 2003 RITES PA-1112 B (MBIA)..................  6.571++   01/01/19      1,149,890
   2,000    Charleston County School District, South Carolina, Ser
              2004 A.................................................   5.00     02/01/22      2,092,700
   5,000    Aldine Independent School District, Texas, Bldg & Refg
              Ser 2001 (PSF).........................................   5.00     02/15/26      5,115,000
                                                                                           -------------
--------
                                                                                              45,558,347
  43,735
                                                                                           -------------
--------
            Educational Facilities Revenue (3.0%)
   1,585    Colorado Educational & Cultural Facilities Authority,
              Peak to Peak Charter School Refg & Impr Ser 2004
              (XLCA).................................................   5.25     08/15/34      1,662,776
   4,000    North Carolina Capital Facilities Finance Agency, Duke
              University Ser 2005 A..................................   5.00     10/01/41      4,098,880
   1,200    University of North Carolina, Chapel Hill Ser 2003.......   5.00     12/01/24      1,248,492
                                                                                           -------------
--------
                                                                                               7,010,148
   6,785
                                                                                           -------------
--------
            Electric Revenue (16.8%)
   5,000    California Department of Water Resources, Power Supply
              Ser 2002 A.............................................   5.875    05/01/16      5,548,800
   5,000    Colorado Springs, Colorado, Utilities Ser 2001 A.........   5.00     11/15/29      5,105,650
            Municipal Electric Authority of Georgia,
   2,000      Combustion Turbine Ser 2002 A (MBIA)...................   5.25     11/01/21      2,134,600
   1,500      Combustion Turbine Ser 2002 A (MBIA)...................   5.25     11/01/22      1,595,880
   1,700    Indiana Municipal Power Agency, 2004 Ser A (FGIC)........   5.00     01/01/32      1,743,248
   2,000    Nebraska Public Power District, Ser 2005 C (FGIC)........   5.00     01/01/41      2,050,360
            Long Island Power Authority, New York,
   4,000      Ser 2003 B.............................................   5.25     06/01/13      4,310,040

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  2,000      Ser 2004 A (Ambac).....................................   5.00%    09/01/34  $   2,062,540
            South Carolina Public Service Authority,
   1,500      2002 Refg Ser A (FSA)..................................   5.125    01/01/20      1,597,755
   1,000      2002 Refg Ser A (FSA)..................................   5.125    01/01/21      1,063,810
   4,000      2003 Refg A (Ambac)....................................   5.00     01/01/27      4,140,040
   2,000      1997 Refg Ser A (MBIA).................................   5.00     01/01/29      2,050,640
   1,000    Intermountain Power Agency, Utah, Refg 1996 Ser D
              (Secondary FSA)........................................   5.00     07/01/21      1,028,450
   2,000    Grant County, Public Utilities District #2, Washington,
              Wanapum 2005 Ser A (FGIC)..............................   5.00     01/01/29      2,059,920
   2,000    Lewis County Public Utility District #1, Washington,
              Cowlitz Falls Refg Ser 2003 (MBIA).....................   5.00     10/01/22      2,086,200
                                                                                           -------------
--------
                                                                                              38,577,933
  36,700
                                                                                           -------------
--------
            Hospital Revenue (12.3%)
   3,000    California Health Facilities Financing Authority,
              Cedars-Sinai Medical Center Ser 2005...................   5.00     11/15/34      3,024,210
   3,000    Highlands County Health Facilities Authority, Florida,
              Adventist Health Refg Ser 2005 C.......................   5.00     11/15/31      3,015,240
   3,000    Indiana Health Facilities Financing Authority, Community
              Health Ser 2005 A (Ambac)..............................   5.00     05/01/35      3,072,960
            Maryland Health & Higher Educational Facilities
              Authority,
   3,000      Medstar Health Refg Ser 2004...........................   5.375    08/15/24      3,124,470
   2,000      University of Maryland Medical Ser 2002................   5.75     07/01/17      2,155,000
   2,500      University of Maryland Medical Ser 2001................   5.25     07/01/34      2,545,750
   3,000    Michigan State Hospital Financing Authority, McLaren
              Health Care Ser 2005 C.................................   5.00     08/01/35      3,003,660
   3,000    Lorain County, Ohio, Catholic Healthcare Partners Ser
              2001 A.................................................   5.75     10/01/18      3,238,530
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's Hospital of Bethlehem Ser 2003..................   5.25     08/15/23      5,142,750
                                                                                           -------------
--------
                                                                                              28,322,570
  27,500
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (5.3%)
   3,500    Michigan Strategic Fund, Detroit Edison Co Ser 2001 C....   5.45     09/01/29      3,617,740
   2,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D (AMT).................  10.73++   07/01/26      2,158,200
   5,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser
              2001 B (AMT) (Mandatory Tender 11/01/11)...............   5.75     05/01/30      5,291,550
   1,000    Tobacco Settlement Financing Corporation, Virginia, Ser
              2005...................................................   5.625    06/01/37      1,022,240
                                                                                           -------------
--------
                                                                                              12,089,730
  11,500
                                                                                           -------------
--------
            Mortgage Revenue - Multi-Family (2.6%)
   5,795    Illinois Housing Development Authority, 1991 Ser A.......   8.25     07/01/16      5,852,892
                                                                                           -------------
--------

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (1.1%)
$    335    Colorado Housing & Finance Authority, 2000 Ser D-2
              (AMT)..................................................   6.90%    04/01/29  $     348,370
     560    District of Columbia Housing Finance Agency, GNMA
              Collateralized Ser 1990 B (AMT)........................   7.10     12/01/24        560,414
   1,500    Pennsylvania Housing Finance Agency, Ser 2000-70 A
              (AMT)..................................................   5.90     04/01/31      1,553,235
                                                                                           -------------
--------
                                                                                               2,462,019
   2,395
                                                                                           -------------
--------
            Nursing & Health Related Facilities Revenue (2.1%)
   3,000    New Jersey Health Care Facilities Financing Authority,
              Greystone Park Psychiatric Hospital Ser 2005 (Ambac)...   5.00     09/15/23      3,128,070
   1,500    New York State Dormitory Authority, Mental Health Ser
              2003 B.................................................   5.25     02/15/17      1,601,070
                                                                                           -------------
--------
                                                                                               4,729,140
   4,500
                                                                                           -------------
--------
            Public Facilities Revenue (3.5%)
   2,000    Jefferson County, Alabama, School Ser 2004 A.............   5.50     01/01/22      2,138,120
   1,000    Phoenix Civic Improvement Corporation, Arizona, Phoenix
              Municipal Courthouse Sr Lien Excise Tax Ser 1999 A.....   5.25     07/01/24      1,057,530
   1,900    Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)........   5.50     10/01/18      2,071,228
   1,000    Miami-Dade County, Florida, Ser 2005 A (MBIA)............   0.00##   10/01/30        679,470
   2,000    Pennsylvania Public School Building Authority,
              Philadelphia School District Ser 2003 (FSA)............   5.00     06/01/33      2,051,300
                                                                                           -------------
--------
                                                                                               7,997,648
   7,900
                                                                                           -------------
--------
            Resource Recovery Revenue (1.8%)
   3,000    Northeast Maryland Waste Disposal Authority, Montgomery
              County Ser 2003 (AMT) (Ambac)..........................   5.50     04/01/16      3,213,630
     900    Warren County Pollution Control Financing Authority, New
              Jersey, Warren Energy Resource Co Ltd Partnership Ser
              1984 (MBIA)............................................   6.60     12/01/07        902,655
                                                                                           -------------
--------
                                                                                               4,116,285
   3,900
                                                                                           -------------
--------
            Retirement & Life Care Facilities Revenue (0.4%)
   1,000    Missouri Health & Educational Facilities Authority,
--------      Lutheran Senior Services Ser 2005 A....................   5.375    02/01/35      1,024,960
                                                                                           -------------
            Transportation Facilities Revenue (25.6%)
            Alaska International Airports,
   1,500      Ser 2002 B (Ambac).....................................   5.75     10/01/18      1,664,355
   1,500      Ser 2002 B (Ambac).....................................   5.75     10/01/19      1,664,355
   3,000    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, Ser 2004 C (FSA) (AMT) #..........   5.00     10/01/20      3,079,110
   3,000    Atlanta, Georgia, Airport Ser 2004 J (FSA)...............   5.00     01/01/34      3,087,600
            Georgia Road & Toll Authority,
  10,000      Ser 2001...............................................   5.375    03/01/17     10,858,100
   2,000      Ser 2004...............................................   5.00     10/01/22      2,100,840
   3,000      Ser 2004...............................................   5.00     10/01/23      3,145,710

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  2,000    Chicago, Illinois, O'Hare Int'l Airport Third Lien Ser
              2003 B-2 (AMT) (FSA)...................................   5.75%    01/01/23  $   2,185,580
     990    Massachusetts Bay Transportation Authority, Assess 2000
              Ser A..................................................   5.25     07/01/30      1,046,034
   2,000    Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT)
              (FGIC).................................................   5.50     07/01/22      2,138,380
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........   5.00     01/01/30      5,165,200
            Metropolitan Transportation Authority, New York,
   3,000      State Service Contract Ser 2002 A (MBIA)...............   5.50     01/01/19      3,289,380
   3,000      State Service Contract Refg Ser 2002 B (MBIA)..........   5.50     07/01/20      3,273,720
     460    Triborough Bridge & Tunnel Authority, New York, Ser 2001
              A......................................................   5.00     01/01/32        468,639
   5,000    Pennsylvania Turnpike Commission, 2004 Ser A (Ambac).....   5.00     12/01/34      5,167,550
   5,000    Dallas-Fort Worth International Airport, Texas, Ser 2003
              A (AMT) (FSA)..........................................   5.375    11/01/22      5,247,700
   2,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A
              (FSA)..................................................   5.25     08/15/35      2,078,600
   3,000    Port of Seattle, Washington, Sub Lien Ser 1999 A
              (FGIC).................................................   5.25     09/01/22      3,165,210
                                                                                           -------------
--------
                                                                                              58,826,063
  55,450
                                                                                           -------------
--------
            Water & Sewer Revenue (25.8%)
   1,920    Los Angeles Department of Water & Power, California,
              Water 2004 Ser C (MBIA)................................   5.00     07/01/23      1,998,643
   4,000    Oxnard Financing Authority, California, Redwood Trunk
              Sewer & Headworks Ser 2004 A (FGIC)....................   5.00     06/01/29      4,136,640
   2,000    Martin County, Florida, Utilities Ser 2001 (FGIC)........   5.00     10/01/26      2,060,600
   8,000    Tampa Bay Water, Florida, Ser 2001 B (FGIC)..............   5.00     10/01/31      8,165,920
            Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky,
   2,925      Ser 2001 A (MBIA)......................................   5.375    05/15/20      3,168,419
   3,075      Ser 2001 A (MBIA)......................................   5.375    05/15/21      3,330,902
   5,000      Ser 1999 A (FGIC)......................................   5.75     05/15/33      5,432,150
   2,925    Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A
              (FGIC).................................................   5.25     06/01/22      3,129,867
            New York City Municipal Water Finance Authority, New
              York,
   3,000      2003 Ser A.............................................   5.375    06/15/18      3,251,370
   4,000      1998 Ser D (MBIA)......................................   4.75     06/15/25      4,024,240
   5,000      2002 Ser G (FSA).......................................   5.00     06/15/34      5,104,050
            Houston, Texas,
  10,000      Combined Utility First Lien Refg 2004 Ser A (FGIC).....   5.25     05/15/23     10,654,399
   4,500      Combined Utility First Lien Refg 2004 Ser A (MBIA).....   5.25     05/15/25      4,777,965
                                                                                           -------------
--------
                                                                                              59,235,165
  56,345
                                                                                           -------------
--------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Other Revenue (6.8%)
$  5,000    California Economic Recovery, Ser 2004 A.................   5.00%    07/01/16  $   5,386,250
            Golden State Tobacco Securitization Corporation,
              California,
   3,000      Enhance Asset Backed Ser 2005 A (Ambac)................   5.00     06/01/29      3,078,510
   4,000      Enhance Asset Backed Ser 2005 A (Ambac)................   5.00     06/01/45      4,013,440
   1,000    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004...............................................   5.75     06/15/34      1,046,600
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A**......................................   5.50     11/01/26      2,178,520
                                                                                           -------------
--------
                                                                                              15,703,320
  15,000
                                                                                           -------------
--------
            Refunded (13.1%)
   5,000    Arizona School Facilities Board, School Impr Ser 2001....   5.00     07/01/11+     5,351,750
   7,000    Hawaii, Airports Second Ser of 1991 (AMT) (ETM)..........   6.90     07/01/12      7,936,250
   7,500    Portland, Oregon, Sewer 2000 Ser A (FGIC)................   5.75     08/01/10+     8,238,300
   5,000    Texas State University, Ser 2000 (FSA)...................   5.50     03/15/10+     5,412,250
   3,000    Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991
              (Ambac) (ETM)..........................................  10.529++  05/15/20      3,018,900
                                                                                           -------------
--------
                                                                                              29,957,450
  27,500
                                                                                           -------------
--------
 306,005    Total Tax-Exempt Municipal Bonds (Cost $308,989,742).........................    321,463,670
                                                                                           -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (3.6%)
   1,100    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 11/01/05)....................   2.80*    03/01/30      1,100,000
   3,800    Philadelphia Hospitals & Higher Education Facilities
              Authority, Pennsylvania, Children's Hospital of
              Philadelphia Ser 2002 A (Demand 11/01/05)..............   2.72*    07/01/31      3,800,000
   3,300    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2005 B (Demand
              11/01/05)..............................................   2.74*    09/01/31      3,300,000
                                                                                           -------------
--------
   8,200    Total Short-Term Tax-Exempt Municipal Obligations (Cost $8,200,000)..........      8,200,000
                                                                                           -------------
--------

$314,205    Total Investments (Cost $317,189,742) (a) (b)......................   143.7%      329,663,670
--------
            Other Assets In Excess of Liabilities..............................     2.1         4,873,102
            Preferred Shares of Beneficial Interest............................   (45.8)     (105,121,912)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 229,414,860
                                                                                  =====     =============

12
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 continued

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
   PSF      Texas Permanent School Fund Guarantee Program.
   RITES    Residual Interest Tax-Exempt Securities (Illiquid
            Securities).
   #        Joint exemption in locations shown.
   ##       Currently a zero coupon security; will convert to 5.00% on
            April 1, 2014.
   +        Prerefunded to call date shown.
   ++       A portion of this security has been physically segregated in connection with open futures contracts in the amount of
            $65,000.
   ++       Current coupon rate for inverse floating rate municipal
            obligations. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
            $7,435,760, which represents 3.2% of net assets applicable to common shareholders.
   *        Current coupon of variable rate demand obligation.
   **       Currently a 5.50% coupon security: will convert to 14.00% on
            November 1, 2011.
   (a)      Securities have been designated as collateral in an amount equal to $12,905,595 in connection with open futures
            contracts.
   (b)      The aggregate cost for federal income tax purposes is
            $317,177,995. The aggregate gross unrealized appreciation is
            $13,218,330 and the aggregate gross unrealized depreciation is $732,655, resulting in net unrealized appreciation of
            $12,485,675.
Bond Insurance:
---------------
Ambac       Ambac Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.
XLCA        XL Capital Corporation.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

NUMBER OF                 DESCRIPTION/DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         APPRECIATION
------------------------------------------------------------------------------------------
   100                   U.S. Treasury Notes 5         $(10,589,063)           $161,132
                 Short     Year December/2005
    20                   U.S. Treasury Notes 10          (2,169,063)             51,007
                 Short     Year December/2005
                                                                               --------
                         Total Unrealized Appreciation...................      $212,139
                                                                               ========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2005

Assets:
Investments in securities, at value (cost $317,189,742).....  $329,663,670
Cash........................................................        55,603
Interest receivable.........................................     4,823,918
Prepaid expenses............................................       309,714
                                                              ------------
    Total Assets............................................   334,852,905
                                                              ------------
Liabilities:
Payable for:
    Common shares of beneficial interest repurchased........        81,795
    Investment advisory fee.................................        77,365
    Administration fee......................................        22,923
    Transfer agent fee......................................        11,126
    Variation margin........................................         2,188
Accrued expenses............................................       120,736
                                                              ------------
    Total Liabilities.......................................       316,133
                                                              ------------
Preferred shares of beneficial interest, (at liquidation
  value), (1,000,000 shares authorized of non-participating
  $.01 par value, 2,100 shares outstanding).................   105,121,912
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $229,414,860
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 15,004,944 shares
  outstanding)..............................................  $209,594,343
Net unrealized appreciation.................................    12,686,067
Accumulated undistributed net investment income.............     1,446,863
Accumulated undistributed net realized gain.................     5,687,587
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $229,414,860
                                                              ============
Net Asset Value Per Common Share
($229,414,860 divided by 15,004,944 common shares
outstanding)................................................        $15.29
                                                              ============

14
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2005

Net Investment Income:
Interest Income.............................................  $ 16,619,929
                                                              ------------
Expenses
Investment advisory fee.....................................       927,233
Auction commission fees.....................................       530,353
Administration fee..........................................       274,736
Professional fees...........................................        71,263
Transfer agent fees and expenses............................        52,736
Shareholder reports and notices.............................        46,089
Tax expense.................................................        29,937
Custodian fees..............................................        17,663
Registration fees...........................................        16,937
Auction agent fees..........................................        11,705
Trustees' fees and expenses.................................        11,379
Other.......................................................        40,253
                                                              ------------
    Total Expenses..........................................     2,030,284

Less: expense offset........................................       (17,283)
                                                              ------------
    Net Expenses............................................     2,013,001
                                                              ------------
    Net Investment Income...................................    14,606,928
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................     5,290,979
Futures contracts...........................................        61,945
                                                              ------------
    Net Realized Gain.......................................     5,352,924
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (10,393,326)
Futures contracts...........................................       615,965
                                                              ------------
    Net Depreciation........................................    (9,777,361)
                                                              ------------
    Net Loss................................................    (4,424,437)
                                                              ------------
Dividends to preferred shareholders from net investment
  income....................................................    (2,206,564)
                                                              ------------
Net Increase................................................  $  7,975,927
                                                              ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                              ----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $ 14,606,928       $ 15,336,228
Net realized gain...........................................       5,352,924          2,219,613
Net change in unrealized appreciation/depreciation..........      (9,777,361)         2,526,169
Dividends to preferred shareholders from net investment
  income....................................................      (2,206,564)        (1,963,652)
                                                                ------------       ------------
    Net Increase............................................       7,975,927         18,118,358
                                                                ------------       ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (12,352,199)       (14,253,908)
Net realized gain...........................................      (2,094,852)          (447,688)
                                                                ------------       ------------
    Total Dividends and Distributions.......................     (14,447,051)       (14,701,596)
                                                                ------------       ------------
Decrease from transactions in common shares of beneficial
  interest..................................................      (8,250,987)        (9,131,366)
                                                                ------------       ------------
    Net Decrease............................................     (14,722,111)        (5,714,604)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     244,136,971        249,851,575
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of
$1,446,863 and $1,300,057, respectively)....................    $229,414,860       $244,136,971
                                                                ============       ============

16
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005

1. Organization and Accounting Policies

Morgan Stanley Quality Municipal Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust's weekly total net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 aggregated $59,743,795 and $72,996,790, respectively. Included in the aforementioned transactions are purchases and sales of $1,003,750 and $2,650,300, respectively, with other Morgan Stanley funds, including a realized gain of $86,915.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,172. At October 31, 2005, the Trust had an accrued pension liability of $58,365 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and Series B Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                RESET        RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE    DIVIDEND RATES**
------  -------   -------------   -----   --------  ----------------
  A      1,400       $70,000      2.09%   09/06/06       2.09%
  B        700        35,000      2.55    11/04/05   1.70 -- 2.85

---------------------
    * As of October 31, 2005.
   ** For the year ended October 31, 2005.

Subsequent to October 31, 2005 and up through December 2, 2005 the Trust paid dividends to Series A and B at rates ranging from 2.09% to 3.00% in the aggregate amount of $336,889.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 2003...................................  16,261,813   $162,618    $226,731,938
Treasury shares purchased and retired (weighted average
  discount 9.41%)*..........................................    (655,300)    (6,553)     (9,124,813)
Reclassification due to permanent book/tax differences......      --          --            111,622
                                                              ----------   --------    ------------
Balance, October 31, 2004...................................  15,606,513    156,065     217,718,747
Treasury shares purchased and retired (weighted average
  discount 11.67%)*.........................................    (601,569)    (6,016)     (8,244,971)
Reclassification due to permanent book/tax differences......          --         --         (29,482)
                                                              ----------   --------    ------------
Balance, October 31, 2005...................................  15,004,944   $150,049    $209,444,294
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On September 27, 2005, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD            PAYABLE
PER SHARE         DATE              DATE
---------   ----------------  -----------------
 $0.065     November 4, 2005  November 18, 2005
 $0.065     December 9, 2005  December 23, 2005

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 continued

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                              ----------------   ----------------
Tax-exempt income...........................................    $14,608,344        $16,206,486
Long-term capital gains.....................................      2,094,852            447,688
                                                                -----------        -----------
Total distributions.........................................    $16,703,196        $16,654,174
                                                                ===========        ===========

As of October 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................    $ 1,428,274
Undistributed ordinary income...............................        578,517
Undistributed long-term gains...............................      5,508,731
                                                                -----------
Net accumulated earnings....................................      7,515,522
Temporary differences.......................................       (180,680)
Net unrealized appreciation.................................     12,485,675
                                                                -----------
Total accumulated earnings..................................    $19,820,517
                                                                ===========

As of October 31, 2005, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $29,482, accumulated undistributed net realized gain was charged $69,159 and accumulated undistributed net investment income was credited $98,641.

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                            ---------      ---------      ---------      ---------      ---------
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................        $15.64         $15.36         $15.23         $15.31         $14.64
                                                              ------         ------         ------         ------         ------
Income (loss) from investment operations:
    Net investment income*............................          0.95           0.96           1.01           1.07           1.17
    Net realized and unrealized gain (loss)...........         (0.29)          0.30           0.25           0.04           0.66
    Common share equivalent of dividends paid to
    preferred shareholders*...........................         (0.14)         (0.12)         (0.11)         (0.13)         (0.22)
                                                              ------         ------         ------         ------         ------
Total income from investment operations...............          0.52           1.14           1.15           0.98           1.61
                                                              ------         ------         ------         ------         ------
Less dividends and distributions from:
    Net investment income.............................         (0.81)         (0.89)         (0.96)         (0.93)         (0.93)
    Net realized gain.................................         (0.13)         (0.03)         (0.09)         (0.14)         (0.01)
                                                              ------         ------         ------         ------         ------
Total dividends and distributions.....................         (0.94)         (0.92)         (1.05)         (1.07)         (0.94)
                                                              ------         ------         ------         ------         ------
Anti-dilutive effect of acquiring treasury shares*....          0.07           0.06           0.03           0.01          --
                                                              ------         ------         ------         ------         ------
Net asset value, end of period........................        $15.29         $15.64         $15.36         $15.23         $15.31
                                                              ======         ======         ======         ======         ======
Market value, end of period...........................        $13.62         $13.99         $14.22         $14.08         $15.08
                                                              ======         ======         ======         ======         ======
Total Return+.........................................          4.24%          5.05%          8.66%          0.52%         17.52%
Ratios to Average Net Assets of Common Shareholders:
Total Expenses (before expense offset)................          0.85%(1)       0.84%(1)       0.79%(1)       0.73%(1)       0.74%(1)
Net investment income before preferred stock
 dividends............................................          6.15%          6.23%          6.54%          7.15%          7.83%
Preferred stock dividends.............................          0.93%          0.80%          0.71%          0.86%          1.46%
Net investment income available to common
 shareholders.........................................          5.22%          5.43%          5.83%          6.29%          6.37%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands.................................      $229,415       $244,137       $249,852       $254,599       $257,819
Asset coverage on preferred shares at end of period...           318%           332%           338%           342%           345%
Portfolio turnover rate...............................            18%            25%            21%            17%            23%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

22
                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Quality Municipal Investment Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Municipal Investment Trust (the "Trust"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Municipal Investment Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 19, 2005

Morgan Stanley Quality Municipal Investment Trust
SHAREHOLDER VOTING RESULTS

On October 26, 2005, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees by all Shareholders:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Michael Bozic...............................................  10,198,025           517,905
James F. Higgins............................................  10,207,034           508,896

Election of Trustee by Preferred Shareholders:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Charles A. Fiumefreddo......................................       1,817                 0

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid.

In addition, three proposals relating to the approval of modifications to the Trust's investment polices were brought before shareholders. In each case, sufficient votes to approve such proposals were not obtained by the date of the Meeting. The Notice of Meeting provides that the Meeting of Shareholders may be adjourned in the event that the necessary votes required to approve or reject any proposal is not obtained at the Meeting. According, the Meeting with respect to these proposals was adjourned until November 30, 2005 to permit further solicitation of proxies.

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (64)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (73)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004) (lobbying and
                                                                      consulting firm); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (64)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036
Edwin J. Garn (73)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).

Dr. Manuel H. Johnson (56)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (63)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Wayne E. Hedien (71)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.
Dr. Manuel H. Johnson (56)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).
Joseph J. Kearns (63)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (73)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael E. Nugent (69)
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022
Fergus Reid (73)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (57)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311
James F. Higgins (57)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (66)         President and    Since May 2003  President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal                        Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020             Executive                        Managing Director of Morgan Stanley & Co. Incorporated and
                               Officer                          Morgan Stanley; Managing Director and Director of Morgan
                                                                Stanley Investment Management Inc., Morgan Stanley
                                                                Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                Managing Director, Chief Administrative Officer and Director
                                                                of Morgan Stanley Investment Advisors Inc. and Morgan
                                                                Stanley Services Company Inc.; Chief Executive Officer and
                                                                Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                SICAV (since May 2004); President (since September 2005) and
                                                                Principal Executive Officer (since May 2003) of the Van
                                                                Kampen Funds; previously, Executive Vice President (July
                                                                2003-September 2005) of funds in the Fund Complex and the
                                                                Van Kampen Funds. He was also previously President and
                                                                Director of the Institutional Funds (March 2001-July 2003),
                                                                Chief Global Operations Officer of Morgan Stanley Investment
                                                                Management Inc. and Chief Executive Officer and Chairman of
                                                                Van Kampen Investor Services.

Joseph J. McAlinden (62)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director of the
                                                                Investment Adviser and the Administrator; Vice President of
                                                                the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February
                                                                1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Stefanie V. Chang (38)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Morgan Stanley Quality Municipal Investment Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (40)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001).
                                                September 2002

Thomas F. Caloia (59)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

The Trust's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Trust's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended October 31, 2005, the Trust paid the following per share amounts from tax-exempt income: $0.827 to common shareholders, $680 to Series A preferred shareholders and $631 to Series B preferred shareholders. For the year ended October 31, 2005, the Trust paid the following per share amounts from long-term capital gains: $0.117 to common shareholders, $417 to Series A preferred shareholders and $398 to Series B preferred shareholders.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Quality Municipal
Investment Trust

Annual Report
October 31, 2005

[MORGAN STANLEY LOGO]

38570RPT-RA05-01044P-Y10/05

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

      (1) The Trust's Code of Ethics is attached hereto as Exhibit A.

      (2) Not applicable.

      (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005
                                     REGISTRANT   COVERED ENTITIES(1)
    AUDIT FEES....................    $ 28,108    N/A

    NON-AUDIT FEES
       AUDIT-RELATED FEES.........    $  6,105(2) $               (2)
       TAX FEES...................    $  5,026(3) $               (4)
       ALL OTHER FEES.............    $      -    $              -
    TOTAL NON-AUDIT FEES..........    $ 11,131    $

    TOTAL.........................    $ 39,239    $

2004
                                     REGISTRANT   COVERED ENTITIES(1)
    AUDIT FEES....................    $ 26,761    N/A

    NON-AUDIT FEES
       AUDIT-RELATED FEES.........    $  5,752(2) $      5,067,400(2)
       TAX FEES...................    $  4,455(3) $        545,053(4)
       ALL OTHER FEES.............    $      -    $              -(5)
    TOTAL NON-AUDIT FEES..........    $ 10,207    $      5,612,453

    TOTAL.........................    $ 36,968    $      5,612,453

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1.STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      Morgan Stanley Retail Funds
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      Morgan Stanley Institutional Funds
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                             (c) Total Number of      (d) Maximum Number (or
                           (a) Total                          (Shares (or Units)     Approximate Dollar Value)
                           Number of        (b) Average      Purchased as Part of    of Shares (or Units) that
                           Shares (or        Price Paid       Publicly Announced    May Yet Be Purchased Under
Period                  Units) Purchased   per Share Unit)    Plans or Programs        the Plans or Programs
-------------------     ----------------   ---------------   --------------------   --------------------------
November 1, 2004 --
November 30, 2004            58,800            $13.71        N/A                    N/A

December 1, 2004 --
December 31, 2004            73,200            $13.56        N/A                    N/A

January 1, 2005 --
January 31, 2005             67,700            $13.68        N/A                    N/A

February 1, 2005 --
February 28, 2005            45,100            $13.90        N/A                    N/A

March 1, 2005 --
March 31, 2005               60,955            $13.57        N/A                    N/A

April 1, 2005 --
April 30, 2005               39,000            $13.42        N/A                    N/A

May 1, 2005 ---
May 31, 2005                 51,814            $13.70        N/A                    N/A

June 1, 2005 ---
June 30, 2005                43,700            $13.83        N/A                    N/A

July 1, 2005 ---
July 31, 2005                37,700            $13.89        N/A                    N/A

August 1, 2005 ---
August 31, 2005              41,200            $13.87        N/A                    N/A

September 1, 2005 ---
September 30, 2005           44,100            $13.95        N/A                    N/A

October 1, 2005 ---
October 31, 2005             38,300            $13.65        N/A                    N/A

Total                       601,569            $13.73        N/A                    N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
December 19, 2005